LOANS PAYABLE	6 Months Ended
Jun. 30, 2022
LOANS PAYABLE

16. LOANS PAYABLE

	June 30, 2022	December 31, 2021
Opening balance	$93,317	$97,916
Issuance of loans payable	-	60,000
Fair value adjustment	-	(24,576)
Repayment of loans payable	(3,374)	(44,428)
Accretion expense	2,573	4,405
Ending balance	$92,516	$93,317

	Start Date	Maturity Date	Rate	Carrying Value June 30, 2022	Carrying Value December 31, 2021
CEBA	2020-05-19	2022-12-31	0%	$38,669	$37,384
CEBA	2021-04-23	2022-12-31	0%	38,670	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	15,177	18,550
Total				$92,516	$93,317

On May 19, 2020, Dronelogics received a $40,000 CEBA loan. This loan is currently interest-free and 25% of the loan, up to $10,000, is forgivable if the loan is repaid on or before December 31, 2022. If the loan is not repaid by that date, the loan can be converted to a three-year term loan at an interest rate of 5%. On December 4, 2020, the Government of Canada allowed for an expansion of the CEBA loan by $20,000, of which, an additional $10,000 is forgivable if the entire loan is repaid on or before December 31, 2023.

On April 23, 2021, Draganfly Innovations Inc. received a $60,000 CEBA loan. This loan is currently interest free and up to $20,000 is forgivable if the loan is repaid on or before December 31, 2023. If the loan is not repaid by that date, the loan can be converted to a three-year term loan at an interest rate of 5%.

The CEBA loans are unsecured and the vehicle loan is secured by the vehicle.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)